Annual Total Returns- JPMorgan Small Cap Growth Fund (L Shares) [BarChart] - L Shares - JPMorgan Small Cap Growth Fund - Class L	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.17%)	12.69%	48.44%	0.19%	(1.75%)	8.16%	41.70%	(4.41%)	37.66%	59.78%